Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2021	Dec. 31, 2023	Mar. 31, 2022	Mar. 31, 2023
Reorganization, Chapter 11 [Line Items]
Revenue		$ 37,162	$ 152,207	$ 112,409
Cost of goods Sold		(67,458)	(124,834)	(132,780)
Inventory write-down		(92,277)		(113,724)
Total Cost of Revenue		(159,735)	(124,834)	(246,504)
Gross Profit		(122,573)	27,373	(134,095)
General and administrative expenses		(3,267,381)	(268,656)	(405,078)
Selling and Distribution expenses		(177,645)	(36,447)	(2,814)
Depreciation and Amortisation		(14,639)	(27,974)	(24,545)
Operating loss		(3,582,238)	(305,704)	(566,532)
Other income, net		639	10,529	11,771
Finance Expenses		50,839		55,946
Loss before income taxes		(3,632,438)	(295,175)	(610,707)
Income tax expense/benefit		26,162	34,155	64,241
Net loss attributable to common stockholders		(3,658,600)	(329,330)	(674,948)
Loss attributable to Common Stock holders of Parent Company		(3,625,858)	(317,210)	(654,273)
Loss attributable to minority Stock holders		$ (32,742)	$ (12,120)	$ (20,675)
Loss per share attributable to common stockholders, basic		$ (0.18)	$ (0.03)	$ (0.04)
Loss per share attributable to common stockholders, diluted		$ (0.18)	$ (0.03)	$ (0.04)
Weighted-average number of shares - Basic		20,297,871	15,155,318	19,145,415
Weighted-average number of shares - Diluted		20,297,871	15,155,318	19,145,415
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Revenue	$ 87,764
Cost of goods Sold	(76,883)
Inventory write-down
Total Cost of Revenue	(76,883)
Gross Profit	10,881
General and administrative expenses	(59,586)
Selling and Distribution expenses	(4,713)
Depreciation and Amortisation
Operating loss	(53,418)
Other income, net	432
Finance Expenses
Loss before income taxes	(52,986)
Income tax expense/benefit
Net loss attributable to common stockholders	(52,986)
Loss attributable to Common Stock holders of Parent Company	(49,813)
Loss attributable to minority Stock holders	$ (3,173)
Loss per share attributable to common stockholders, basic	$ (0.02)
Loss per share attributable to common stockholders, diluted	$ (0.02)
Weighted-average number of shares - Basic	2,611,260
Weighted-average number of shares - Diluted	2,611,260